Leases	12 Months Ended
Jun. 30, 2013
Text Block [Abstract]
Leases

NOTE 6. LEASES

Sales-Type Leases.    Our sales-type leases have predominantly five year terms. Lease receivables are generally collateralized by the underlying equipment. The components of our net investment in sales-type leases are as follows as of June 30, 2013 and 2012:

	June 30,
(in millions)	2013	2012
Future Minimum Lease Payments Receivable	$1,503	$1,539
Unguaranteed Residual Values	29	28
Unearned Income	(173)	(205)
Allowance for Uncollectible Minimum Lease Payments Receivable	(7)	(10)

Net Investment in Sales-Type Leases	1,352	1,352
Less: Current Portion	351	374

Net Investment in Sales-Type Leases, Less Current Portion	$1,001	$978

Future minimum lease payments to be received pursuant to sales-type leases during the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Minimum Lease Payments	$474	$433	$322	$199	$72	$3	$1,503

Operating Leases.    Products under operating leases, included in the consolidated balance sheet, consisted of the following at June 30, 2013 and 2012:

	June 30,
(in millions)	2013	2012
Products	$94	$86
Allowance for Depreciation	(60)	(48)

	$34	$38

Future minimum lease payments to be received pursuant to operating leases during the next five fiscal years and thereafter are as follows:

(in millions)	2014	2015	2016	2017	2018	Thereafter	Total
Future Lease Payments	$36	$25	$20	$9	$5	$1	$96